Filed Pursuant to Rule 497(e)
Registration No. 033-08746

Supplement dated November 15, 2019 to the
Investor Share Class Prospectus and Statement of Additional Information (SAI) dated February 15, 2019 and to the Institutional Share Class Prospectus and SAI
dated April 8, 2019

The Tocqueville Gold Fund (the “Gold Fund”)
a series of the Tocqueville Trust (the “Trust”)

Effective November 15, 2019, Ryan McIntyre is no longer a portfolio manager of the Gold Fund. Accordingly, all references to Mr. McIntyre are hereby deleted from the Trust’s Prospectus and Statement of Additional Information.

Please retain this Supplement for reference.